Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maturities of Time Deposits [Abstract]
Within one year	$ 35,160	$ 34,544
Over one through two years	16,491	16,318
Over two through three years	19,032	6,014
Over three through four years	10,907	19,808
Over four through five years	4,709	6,538
Over five years	0	0
Time Deposits Exceeding FDIC Insurance Limits	$ 86,299	$ 83,222